UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton
DTF Tax-Free Income Inc.	Mayer Brown LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 263-2610

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1 – Schedule of Investments

DTF TAX-FREE INCOME INC.

Portfolio of Investments

As of 1/31/2008 (unaudited)

Principal Amount (000)		Description (a)		Value
		LONG-TERM INVESTMENTS	144.9%
		Alabama	6.0%
		DCH Health Care Auth. Rev.
$1,000		5.125%, 6/1/36		$999,190
		Jefferson Cnty. Swr. Rev.
		Capital Impvt.
3,000	(b)	5.125%, 2/1/29, Ser. A, F.G.I.C.
		Pre-refunded 2/1/09 @ $101		3,118,620
2,100	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
		Pre-refunded 2/1/09 @ $101		2,179,611
1,900	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
		Pre-refunded 2/1/09 @ $101		1,973,378

				8,270,799

		California	21.7%
		California St. Gen. Oblig.,
1,000		5.00%, 11/1/32		1,004,140
		Fresno Swr. Rev., Ser. A-1,
3,030		6.00%, 9/1/09, A.M.B.A.C.		3,207,497
2,000		6.25%, 9/1/14, A.M.B.A.C.		2,266,480
		Golden State Tobacco Securitization Corp. Rev.,
1,000		5.75%, 6/1/47, Ser. A-1		956,510
		Los Angeles Wastewtr. Sys. Rev.,
2,000		5.00%, 6/1/26, Ser. A, M.B.I.A.		2,053,500
		Los Angeles Wtr. & Pwr. Rev.,
1,000		5.25%, 7/1/21, Ser. A-A-1, F.S.A.		1,057,190
1,000		5.375%, 7/1/21, Ser. A-A-2, M.B.I.A.		1,067,160
		Metro Wtr. Dist. Southern California Waterworks Rev.,
1,500		5.00%, 10/1/29, Ser. B-3, M.B.I.A.		1,554,930
		Pomona Sngl. Fam. Mtge. Rev.,
1,200	(b)	7.375%, 8/1/10, Ser. B, GNMA Collateral
		Escrowed to maturity		1,265,028
		Riverside Cnty. Sngl. Fam. Rev.,
2,500	(b)	7.80%, 5/1/21, Ser. A, GNMA Collateral
		Escrowed to maturity		3,454,400
		San Bernardino Cnty. Residential
		Mtge. Rev.,
7,840	(b)	9.60%, 9/1/15,
		Escrowed to maturity		11,263,258
		Saratoga Unified Sch. Dist., Gen. Oblig.
1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C.		588,983

				29,739,076

		Connecticut	3.3%
		Connecticut St. Health & Edl. Facs. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. C, Radian		1,018,560
		Mashantucket Western Pequot
		Tribe Spl. Rev., 144A,
3,500	(c)	5.75%, 9/1/18, Ser. B		3,524,500

				4,543,060

		District of Columbia	1.1%
		District of Columbia Wtr. & Swr. Auth. Rev.,
1,500		5.00%, 10/1/33, F.G.I.C.		1,519,830

Principal Amount (000)		Description (a)		Value
		Florida	8.7%
		Brevard Cnty. Hlth. Fac. Auth. Rev.,
$1,005		5.00%, 4/1/34		$981,985
		Escambia Cnty. Hlth. Fac. Auth. Rev.,
1,190		5.125%, 10/1/19		1,202,757
		Florida Mun. Ln. Council Rev.,
2,210		5.375%, 8/1/20, Ser. B, M.B.I.A.		2,411,640
		Highlands Cnty. Hlth. Fac. Auth. Rev.,
2,000		5.125%, 11/15/32, Ser. G		2,004,760
		St. Petersburg Public Util. Rev.,
5,000	(b)	5.00%, 10/1/28, Ser. A, F.S.A.
		Pre-refunded 10/1/09 @ $101		5,283,550

				11,884,692

		Georgia	16.6%
		Atlanta Wtr. & Wastewtr. Rev.,
		Ser. A,
2,385		5.00%, 11/1/29, F.G.I.C.		2,406,012
2,615	(b)	5.00%, 11/1/29, F.G.I.C.
		Pre-refunded 5/1/09 @ $101		2,725,745
715		5.00%, 11/1/38, F.G.I.C.		718,561
785	(b)	5.00%, 11/1/38, F.G.I.C.
		Pre-refunded 5/1/09 @ $101		818,245
		De Kalb Cnty. Wtr. & Swr. Rev.,
4,000	(b)	5.00%, 10/1/24
		Pre-refunded 10/1/09 @ $101		4,226,840
		Fulton Cnty. Sch. Dist., Gen. Oblig.
2,000		5.375%, 1/1/16		2,309,600
		Georgia Mun. Elec. Auth. Pwr. Rev.,
145	(b)	6.40%, 1/1/13, Ser. Y, A.M.B.A.C.
		Escrowed to maturity		163,296
2,440		6.40%, 1/1/13, A.M.B.A.C.		2,735,704
30	(b)	6.40%, 1/1/13
		Pre-refunded 1/1/11 @ $100		33,324
		Georgia Mun. Elec. Auth. Pwr. Rev.,
5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,637,235

				22,774,562

		Hawaii	1.5%
		Hawaii Dept. Budget & Fin. Rev.,
2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		1,984,820

		Idaho	0.5%
		Idaho Hsg. Agcy.,
		Sngl. Fam. Mtge. Sr., Rev.,
345		6.65%, 7/1/14, Ser. B		358,296
258		6.60%, 7/1/27, Ser. B		266,271

				624,567

		Illinois	4.8%
		Chicago Gen. Oblig.,
4,000		6.25%, 1/1/11, A.M.B.A.C.		4,239,120
		Chicago Multi-Family Hsg. Rev.,
500		4.90%, 3/20/44, F.H.A.		467,170
		Chicago Park Dist., Gen. Oblig.,
1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,033,190
		Illinois Fin. Auth. Education Rev.,
1,000		5.375%, 9/1/32, Ser. C., A.C.A.		855,170

				6,594,650

Principal Amount (000)		Description (a)		Value
		Indiana	5.8%
		Indiana Mun. Pwr. Agcy., Pwr.
		Supply Sys. Rev.,
$5,000		6.00%, 1/1/13, Ser. B, M.B.I.A.		$5,622,400
		Indianapolis Local Pub. Impvt.
		Bond Bank Waterworks Proj. Rev.,
2,100	(b)	5.25%, 7/1/33, Ser. A, M.B.I.A.
		Pre-refunded 7/1/12 @ $100		2,326,107

				7,948,507

		Kentucky	2.9%
		Louisville & Jefferson Cnty. Met.
		Swr. Dist., Swr. & Drain Sys. Rev.,
2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.		2,017,480
		Louisville & Jefferson Cnty. Metro. Govt.
		Health Sys. Rev.,
1,000		5.00%, 10/1/30		976,080
1,000		5.25%, 10/1/36		994,050

				3,987,610

		Massachusetts	6.1%
		Boston Wtr. & Swr. Comm. Rev.,
2,000		5.00%, 11/1/28, Ser. D, F.G.I.C.		2,028,320
		Massachusetts St. Dev. Finance Agency,
		Solid Waste Disp. Rev.
1,500		5.00%, 2/1/36		1,413,885
		Massachusetts St. Tpk. Auth.,
		Metro. Highway Sys. Rev.,
2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.		2,381,282
2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		2,452,400

				8,275,887

		Michigan	3.8%
		Detroit Wtr. Supply Sys. Rev.,
		Ser. A,
2,000	(b)	5.50%, 7/1/24, F.G.I.C.
		Pre-refunded 7/1/11 @ $100		2,196,660
2,000		5.00%, 7/1/30, F.G.I.C.		2,021,180
		Michigan Tobacco Settlement Finance Auth. Rev.,
1,000		6.00%, 6/1/48, Ser. A		982,020

				5,199,860

		Nebraska	4.1%
		Omaha Pub. Pwr. Dist.,
		Elec. Rev., Ser. B,
2,500	(b)	6.15%, 2/1/12
		Escrowed to maturity		2,705,950
2,500	(b)	6.20%, 2/1/17
		Escrowed to maturity		2,945,850

				5,651,800

		Nevada	3.3%
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
1,400		5.00%, 6/1/25, Ser. B, M.B.I.A.		1,457,792
3,000		5.00%, 6/1/32, Ser. A, F.G.I.C.		3,053,880

				4,511,672

		New Jersey	4.0%
		New Jersey Econ. Dev. Auth. Rev.,
1,025		4.95%, 3/1/47		938,880
		New Jersey St. Gen. Oblig.,
2,000		5.25%, 7/1/17, Ser. H		2,277,800
		New Jersey Trans. Trust Fund Auth. Rev.,
2,000		5.25%, 12/15/22, Ser. A		2,258,880

				5,475,560

Principal Amount (000)		Description (a)		Value
		New York	8.7%
		Albany Industrial Dev. Agy. Rev.,
$1,000		5.00%, 4/1/32, Ser. A		$878,970
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
4,000	(b)	5.25%, 12/1/26, Ser. A, M.B.I.A.
		Pre-refunded 6/1/08 @ $101		4,082,560
800		5.00%, 12/1/35, Ser. B		821,336
		Metro. Trans. Auth. Rev.,
1,000		5.25%, 11/15/31, Ser. A, F.G.I.C.		1,034,480
		New York City Mun. Wtr. Fin. Auth.,
		Wtr. & Swr. Sys. Rev.,
5,000		5.00%, 6/15/29, Ser. B, F.S.A.		5,141,000

				11,958,346

		Ohio	6.2%
		Buckeye Tobacco Settlement Financing Auth.,
3,000		6.00%, 6/1/42, Ser. A-2		2,931,480
		Deerfield Twp. Tax Increment Rev.,
750		5.00%, 12/1/25		750,503
		Hamilton Elec. Sys. Rev.
1,000		4.60%, 10/15/20, Ser. A, F.S.A.		1,049,760
		Ohio St. Air Quality Dev. Auth. Rev.,
1,000		4.80%, 9/1/36, Ser. A, F.G.I.C.		950,180
		Ohio St. Wtr. Dev. Auth. Rev.,
2,445		5.50%, 6/1/20, Ser. B, F.S.A.		2,860,577

				8,542,500

		Pennsylvania	3.2%
		Delaware Cnty. Auth. Rev.,
2,000		5.00%, 6/1/21, Ser. A, Radian		2,080,760
		East Stroudsburg Area Sch. Dist., Gen. Oblig.
1,000		7.75%, 9/1/27, Ser. A, F.G.I.C.		1,282,500
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
1,000		4.625%, 12/1/18, Ser. F, A.M.B.A.C.		992,040

				4,355,300

		Puerto Rico	0.8%
		Puerto Rico Elec. Pwr. Auth. Rev.,
1,000		5.00%, 7/1/25, Ser. PP, F.G.I.C.		1,018,080

		South Carolina	1.3%
		Spartanburg Waterworks Rev.,
1,500	(b)	5.25%, 6/1/28, F.G.I.C.
		Pre-refunded 6/1/14 @ $100		1,702,830

		Tennessee	1.1%
		Tennessee Energy Acquisition Corp. Rev.,
1,500		5.25%, 9/1/20, Ser. A		1,561,275

		Texas	18.7%
		Alliance Airport Auth. Inc. Rev.,
1,000		4.85%, 4/1/21		968,340
		Bexar Met. Wtr. Dist.
		Waterworks Sys. Rev.,
2,500		5.00%, 5/1/25, M.B.I.A.		2,557,825
		Coastal Wtr. Auth. Contract Rev.,
4,000		5.00%, 12/15/25, F.S.A.		4,057,560
		Dallas Gen. Oblig.
2,000		4.50%, 2/15/23		2,017,600
		El Paso Wtr. & Swr. Rev.,
1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,723,064
		Harris Cnty. Gen. Oblig.,
1,650		7.00%, 8/15/10, Ser. A		1,836,928
		Houston Wtr. & Swr. Sys. Rev.,
1,500	(b)	5.25%, 12/1/23, Ser. B, F.G.I.C.
		Pre-refunded 12/1/10 @ $100		1,618,215
3,500	(b)	5.00%, 12/1/28, Ser. A, F.S.A.
		Pre-refunded 12/1/09 @ $100		3,678,920
		Lower Colorado River Auth. Rev.,
2,000		5.00%, 5/15/31, F.S.A.		2,031,340

Principal Amount (000)		Description (a)		Value
		Texas (continued)
		San Antonio Elec. & Gas Rev.,
$2,595		5.00%, 2/1/18, Ser. A		$2,666,259
1,405	(b)	5.00%, 2/1/18, Ser. A
		Pre-refunded 2/1/09 @ 101		1,459,121
		University North Texas Rev.,
1,000		4.50%, 4/15/25, F.G.I.C.		977,210

				25,592,382

		Virginia	4.1%
		Henrico Cnty. Wtr. & Swr. Rev.,
3,985		5.00%, 5/1/28		4,124,116
		Virginia St. Hsg. Dev. Auth. Rev.,
1,500		4.55%, 1/1/24		1,456,920

				5,581,036

		Washington	2.2%
		Energy Northwest Wind Proj. Rev.,
500		4.75%, 7/1/21, M.B.I.A.		509,255
		King Cnty. Swr. Rev.,
2,500		5.00%, 1/1/31, F.G.I.C.		2,534,475

				3,043,730

		West Virginia	1.1%
		Monongalia Cnty. Building Commission
		Hospital Rev.
1,500		5.00%, 7/1/30, Ser. A		1,441,305

		Wyoming	3.3%
		Wyoming St. Farm Loan Brd.
		Cap. Facs. Rev.,
4,000		5.75%, 10/1/20		4,534,880

		Total long-term investments (cost $182,646,395)		198,318,616

Shares
		SHORT-TERM INVESTMENT	0.3%
478,944		Goldman Sachs Tax Exempt Money Market Fund (cost $478,944)		$478,944

Total Investments (cost $183,125,339)			145.2%	198,797,560
Other assets in excess of liabilities			2.3%	3,091,506
Liquidation value of remarketed preferred stock			(47.5%)	(65,000,000)

Net Assets Applicable to Common Stock			100.0%	$136,889,066

Net asset value per share of common stock ($136,889,066 / 8,507,456)				$16.09

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

A.C.A. - ACA Financial Guaranty Corporation.

A.M.B.A.C. - Ambac Assurance Corporation.

F.G.I.C. - Financial Guaranty Insurance Company.

F.H.A. - Federal Housing Authority.

F.S.A.- Financial Security Assurance Inc.

M.B.I.A. - MBIA Insurance Corporation.

Radian - Radian Asset Assurance Inc.

(b)	Pre-refunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A to qualified institutional buyers. At January 31, 2008, these securities amounted to a value of $3,524,500 or 2.6% of net assets applicable to common stock.

Notes

Securities Valuation:

Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less at date of purchase are valued on an amortized cost basis, which approximates market value.

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of January 31, 2008 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$182,500,052	$17,270,892	$973,384	$16,297,508

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.SEC.gov)

Item 2 – Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder Treasurer (Principal Financial and Accounting Officer)

Date	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain President and Chief Executive Officer

Date	March 26, 2008

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder Treasurer (Principal Financial and Accounting Officer)

Date	March 26, 2008